Goodwill and Intangible Assets - Schedule of Intangibles Assets (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangibles Assets [Line Items]
Accumulated amortization	$ (2,233,273)	$ (1,774,445)	$ (1,119,308)
Intangibles assets, Net	1,175,099	1,633,927	2,513,028
Client List [Member]
Schedule of Intangibles Assets [Line Items]
Intangibles assets, Gross	1,916,444	1,916,444	2,071,000
Noncompete Agreement [Member]
Schedule of Intangibles Assets [Line Items]
Intangibles assets, Gross	398,300	398,300	398,300
Trademark [Member]
Schedule of Intangibles Assets [Line Items]
Intangibles assets, Gross	1,047,792	1,047,792	1,117,200
Other Intangible Assets [Member]
Schedule of Intangibles Assets [Line Items]
Intangibles assets, Gross	$ 45,836	$ 45,836	$ 45,836